Lease Obligations - Summary of Future Minimum Lease Payments for Operating Lease (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
2025		$ 310
2026		246
Total minimum lease payments		556
Less: amount of lease payments representing interest		(8)
Total lease liabilities		548
Less: lease liabilities, current	$ (255)	(309)	$ (418)
Lease liabilities, non-current	124	239	565
IKENA ONCOLOGY INC
2025		4,212
2026		3,171
2027		720
Total minimum lease payments		8,103
Less: amount of lease payments representing interest		(582)
Total lease liabilities		7,521
Less: lease liabilities, current	(3,834)	(3,784)	(3,558)
Lease liabilities, non-current	$ 1,843	$ 3,737	$ 7,180